Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022 [1]	Mar. 31, 2021 [1]
Income Statement [Abstract]
Earnings (loss) per ordinary share - diluted		$ (0.22)	$ 0.12	$ 0.18
Weighted average shares - diluted	[2]	36,250,054	32,678,625	27,526,689

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Retrospectively restated for effect of a 294-for-1 forward split on August 18, 2021.